Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)

Consolidated Schedule of Investments | September 30, 2025
See Notes to Consolidated Schedule of Investments
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
First Lien Debt - non-controlled/non-affiliated - 15.7%
Aerospace & Defense - 1.8%
Galileo Parent, Inc., Revolver
(4)(5)(6)(7)(8)
SOFR +  5.75% 9.75% 05/03/2029 05/09/2025 $ 672,187 $ 672,187 $ 672,187
Galileo Parent, Inc., Term Loan
(4)(6)(7)(8)
SOFR +  5.75% 9.75% 05/03/2030 05/09/2025 6,444,207 6,444,207 6,444,207
7,116,394 7,116,394
Commercial Services & Supplies - 4.4%
Ground Penetrating Radar Systems LLC, Delayed
Draw Term Loan
(4)(5)(6)(8)(9)
SOFR +  4.50% 8.82% 01/02/2032 05/09/2025 141,089 140,037 141,089
Ground Penetrating Radar Systems LLC,
Revolver
(4)(5)(6)(8)(9)
P +  3.50% 10.75% 01/02/2032 05/09/2025 74,257 74,257 74,257
Ground Penetrating Radar Systems LLC, Term
Loan
(4)(6)(8)(9)
SOFR +  4.50% 8.80% 01/02/2032 05/09/2025 5,792,079 5,749,528 5,792,079
ISQ Hawkeye Holdco, Inc., Delayed Draw Term
Loan
(4)(6)(8)(9)
SOFR +  4.68% 8.87% 08/20/2031 05/09/2025 1,561,696 1,561,696 1,561,696
ISQ Hawkeye Holdco, Inc., Delayed Draw Term
Loan
(4)(5)(6)(8)(9)
SOFR +  4.68% 8.87% 08/20/2031 05/09/2025 159,148 159,148 159,148
ISQ Hawkeye Holdco, Inc., Revolver
(4)(5)(6)(8)(9)
SOFR +  4.68% 8.87% 08/20/2030 05/09/2025 220,615 220,615 220,615
ISQ Hawkeye Holdco, Inc., Term Loan
(4)(6)(8)(9)
SOFR +  4.68% 8.87% 08/20/2031 05/09/2025 4,309,240 4,309,240 4,309,240
Jupiter Purchaser LLC, Term Loan
(4)(6)(8)(9)(10)
SOFR +  5.25% 9.55% (incl.
3.00% PIK)
11/08/2031 05/09/2025 6,116,051 6,101,085 6,116,051
18,315,606 18,374,175
Construction & Engineering - 2.2%
AS Renewable Technologies Holdings LLC, Term
Loan
(4)(6)(7)(8)
SOFR +  6.75% 11.04% 10/07/2029 05/09/2025 9,249,659 9,228,622 9,249,659
Health Care Technology - 1.5%
eResearchTechnology, Inc., Delayed Draw Term
Loan
(4)(5)(6)(8)(9)
SOFR +  4.75% 8.91% 01/19/2032 05/09/2025 996,085 986,306 996,085
eResearchTechnology, Inc., Term Loan
(4)(6)(8)(9)
SOFR +  4.75% 8.91% 01/19/2032 05/09/2025 5,176,626 5,125,789 5,176,626
6,112,095 6,172,711
Real Estate Management & Development - 1.6%
Odevo AB, Delayed Draw Term Loan
(4)(5)(6)(8)(11)
E +  5.50% 7.53% 12/31/2030 05/09/2025 1,235,171 EUR 1,417,299 1,451,327
Odevo AB, Delayed Draw Term Loan
(4)(6)(8)(11)
S +  5.50% 9.47% 12/31/2030 05/09/2025 371,813 GBP 503,996 500,553
Odevo AB, Delayed Draw Term Loan
(4)(6)(8)(11)
SOFR +  5.50% 9.56% 12/31/2030 05/09/2025 $ 415,697 415,697 415,697
Odevo AB, Term Loan
(4)(6)(8)(11)
E +  5.50% 7.53% 12/31/2030 05/09/2025 29,892 EUR 34,300 35,123
Odevo AB, Term Loan
(4)(6)(8)(11)
ST +  5.50% 7.60% 12/31/2030 05/09/2025 5,834,882 SEK 606,815 620,396
Odevo AB, Term Loan
(4)(6)(8)(11)
S +  5.50% 9.47% 12/31/2030 05/09/2025 26,096 GBP 34,991 35,132
Odevo AB, Term Loan
(4)(6)(8)(11)
SOFR +  5.50% 9.56% 12/31/2030 05/09/2025 $ 3,366,363 3,366,363 3,366,363
6,379,461 6,424,591
Software - 4.2%
Denali Bidco Ltd., Term Loan
(4)(6)(11)
E +  5.00% 7.08% 09/05/2031 09/05/2025 84,305 EUR 98,455 98,563
Denali Bidco Ltd., Term Loan
(4)(6)(11)
S +  5.00% 8.97% 09/05/2031 09/05/2025 38,572 GBP 51,897 51,669
Dropbox, Inc., Term Loan
(4)(6)(8)(9)(12)
SOFR +  6.38% 10.51% 12/11/2029 05/09/2025 $ 2,940,520 2,911,632 2,911,115
IRI Group Holdings, Inc., Term Loan
(4)(6)(8)(9)
SOFR +  4.50% 8.82% 12/01/2029 05/09/2025 3,656,883 3,656,883 3,656,883
Optus 1011. GmbH, Term Loan
(4)(6)(11)
E +  5.00% 7.00% 03/24/2032 05/09/2025 9,423,398 EUR 10,652,399 10,906,405
17,371,266 17,624,635
Transportation Infrastructure - 0.0%
Enstructure LLC, Term Loan
(4)(6)(13)
SOFR +  4.50% 8.65% 08/15/2032 08/15/2025 $ 195,599 195,599 195,599
TOTAL FIRST LIEN DEBT - NON-CONTROLLED/NON-AFFILIATED $ 64,719,043 $ 65,157,764
– –
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
Second Lien Debt - non-controlled/non-affiliated - 8.0%
Pharmaceuticals - 1.9%
Rossini SARL
(4)(6)(10)(11)
E +  7.00% 9.19% PIK 03/30/2030 06/05/2025 6,945,105 EUR $ 7,859,162 $ 8,078,894

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)

www.bmacx.com
See Notes to Consolidated Schedule of Investments
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
Second Lien Debt - non-controlled/non-affiliated - 8.0% (continued)
Software - 6.1%
Denali Holdco Ltd., Term Loan
(4)(6)
9.80% 09/05/2032 09/05/2025 7,760,179 EUR $ 9,017,208 $ 9,027,028
Denali Holdco Ltd., Term Loan
(4)(6)
11.20% 09/05/2032 09/05/2025 4,467,845 GBP 5,981,081 5,954,688
TeamSystem Holdco 3 SpA
(4)(6)(11)
E +  5.75% 7.78% 07/07/2033 07/07/2025 8,755,034 EUR 10,176,507 10,184,293
25,174,796 25,166,009
TOTAL SECOND LIEN DEBT - NON-CONTROLLED/NON-AFFILIATED $ 33,033,958 $ 33,244,903
– –
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
Subordinate & Other Debt - non-controlled/non-affiliated - 4.3%
Financial Services - 4.3%
Auxilior Capital Partners, Inc., Delayed Draw
Term Loan
(4)(6)
9.50% 03/30/2030 08/22/2025 $ 17,857,143 $ 17,857,143 $ 17,857,143
TOTAL SUBORDINATE & OTHER DEBT - NON-CONTROLLED/NON-AFFILIATED $ 17,857,143 $ 17,857,143
– –
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
Structured Finance Obligations - Debt Instruments - non-controlled/non-affiliated - 0.7%
Financial Services - 0.7%
Galaxy 35 CLO Ltd.
(4)(6)(11)
SOFR +  5.00% 9.28% 04/20/2038 06/25/2025 $ 2,749,000 $ 2,767,701 $ 2,769,235
TOTAL STRUCTURED FINANCE OBLIGATIONS - DEBT INSTRUMENTS - NON-CONTROLLED/NON-AFFILIATED $ 2,767,701 $ 2,769,235
– –
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par
Amount Cost
(3)
Fair
Value
Structured Finance Obligations - Equity Instruments - non-controlled/non-affiliated - 3.3%
Financial Services - 3.3%
Carval CLO XIII-C Ltd.
(4)(5)(6)
10/08/2028 06/24/2025 $ 318,750 $ 318,750 $ 318,750
Galaxy 35 CLO Ltd.
(4)(6)(14)
Effective yield 13.47% 04/20/2038 06/25/2025 8,010,000 7,281,196 7,518,755
HPS Loan Management Ltd.
(4)(6)(14)
Effective yield 12.87% 04/15/2037 06/18/2025 2,000,000 1,289,852 1,243,006
MidOcean Credit CLO XIX Ltd.
(4)(6)(14)
Effective yield 8.30% 07/20/2036 09/24/2025 2,000,000 1,530,655 1,526,790
Regatta Kilo
(4)(5)(6)
10/08/2028 06/13/2025 809,375 809,375 809,375
Whitebox CLO V Ltd.
(4)(6)(14)
Effective yield 11.12% 07/20/2038 09/24/2025 2,500,000 2,157,119 2,172,495
13,386,947 13,589,171
TOTAL STRUCTURED FINANCE OBLIGATIONS - EQUITY INSTRUMENTS - NON-CONTROLLED/NON-AFFILIATED $ 13,386,947 $ 13,589,171
– –
Investments
(1)
Reference
Rate &
Spread
Interest
Rate
Acquisition
Date Shares Cost
(3)
Fair
Value
Equity & Other - non-controlled/non-affiliated - 4.7%
Transportation Infrastructure - 4.7%
Enstructure LLC - Preferred Shares
(4)(6)(10)(11)
SOFR +  7.00% 11.21% PIK 08/15/2025 19,964,112 $ 19,672,087 $ 19,664,650
TOTAL EQUITY & OTHER - NON-CONTROLLED/NON-AFFILIATED $ 19,672,087 $ 19,664,650
– –
Investments
(1)
Reference
Rate &
Spread
Interest
Rate
Acquisition
Date Shares Cost
(3)
Fair
Value
Equity & Other - controlled/affiliated - 7.0%
Insurance - 7.0%
Fort Greene Reinsurance Holdings LLC
Class A Common Units
(4)(6)(15)
08/04/2025 450 $ 4,500,000 $ 4,500,000
Class A Preferred Units, A-1
(4)(6)(15)
10.00% 08/04/2025 150 1,500,000 1,500,000
Class A Preferred Units, A-2
(4)(6)(15)
10.00% 08/29/2025 650 6,500,000 6,500,000

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)

Consolidated Schedule of Investments | September 30, 2025
See Notes to Consolidated Schedule of Investments
Investments
(1)
Reference
Rate &
Spread
Interest
Rate
Acquisition
Date Shares Cost
(3)
Fair
Value
Equity & Other - controlled/affiliated - 7.0% (continued)
Insurance - 7.0% (continued)
Fort Greene Reinsurance Holdings LLC (continued)
Class A Preferred Units, A-3
(4)(6)(15)
11.00% 09/29/2025 1,600 $ 16,000,000 $ 16,000,000
28,500,000 28,500,000
Foundry Insurance Services Ltd.
(4)(6)(15)
07/11/2025 10 – –
TOTAL EQUITY & OTHER - CONTROLLED/AFFILIATED $ 28,500,000 $ 28,500,000
– –
Investments
(1)
Reference
Rate &
Spread
Interest
Rate
Acquisition
Date Shares Cost
(3)
Fair
Value
Equity & Other - non-controlled/affiliated - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Pibb Member Holdings LLC
(4)(6)(15)
06/25/2025 25,000,000 $ 24,929,444 $ 25,050,000
TOTAL EQUITY & OTHER - NON-CONTROLLED/AFFILIATED $ 24,929,444 $ 25,050,000
– –
Investments
(1)
Acquisition
Date Shares Cost
Fair
Value
Investee Funds - non-controlled/affiliated - 67.6%
Financial Services - 67.6%
Blackstone Private Credit Fund - Class I
(4)(6)(15)(16)
05/01/2025 6,960,407 $ 175,000,000 $ 174,427,794
Blackstone Private Real Estate Credit and Income Fund
(4)(6)(15)(16)
06/01/2025 4,141,431 105,000,000 106,393,369
TOTAL INVESTEE FUNDS
$ 280,000,000 $ 280,821,163
TOTAL PORTFOLIO INVESTMENTS - 117.3%
$ 484,866,323 $ 486,654,029
Interest
Rate Cost
Fair
Value
Cash and Cash Equivalents - 10.2%
BlackRock Liquidity FedFund - Class Institutional 4.04% $ 2,476,193 $ 2,476,193
Dreyfus Government Cash Management - Class Institutional 4.06% 25,109 25,109
Fidelity Investments Money Market Treasury Portfolio - Class I 4.02% 37,242,429 37,242,429
Other Cash and Cash Equivalents
2,767,646 2,767,561
TOTAL CASH AND CASH EQUIVALENTS $ 42,511,377 $ 42,511,292
TOTAL PORTFOLIO INVESTMENTS, CASH AND CASH EQUIVALENTS - 127.5% $ 527,377,700 $ 529,165,321
Debt Outstanding - (22.3)% (92,485,923)
Other Assets, less Liabilities - (5.2)% (21,810,201)
Net Assets - 100.0%
$ 414,869,197
Amounts above are shown as a percentage of net assets as of September 30, 2025.
(1) Unless otherwise indicated, the Fund is not affiliated with, nor does it “control” any of the issuers listed. Under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”), the Fund is generally deemed to “control” a portfolio company if the Fund owns more than 25%
of its outstanding voting securities and/or has the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Fund is generally deemed an “affiliated person” of a portfolio company if the Fund owns 5% or more of the portfolio company’s outstanding voting securities.
(2) Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Sterling Overnight Interbank Average Rate (“SONIA” or “S”),
Euro Interbank Offer Rate (“Euribor” or “E”), Secured Overnight Financing Rate (“SOFR”), Stockholm Interbank Offered Rate (“STIBOR” or “ST”), or an alternate base rate (commonly based on the U.S. Prime Rate (“P”)), which generally resets periodically. For each loan, the Fund has indicated the reference rate used and provided the spread and the interest rate in effect as of September 30, 2025. Variable rate loans typically include an interest reference rate floor feature.
(3) The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
(4) These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by the Adviser under the direction of the Board of Trustees (see Note 2 and Note 3), pursuant to the Fund’s valuation policy.

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)

www.bmacx.com
See Notes to Consolidated Schedule of Investments
Investments
Commitment Type
Commitment
Expiration Date
Unfunded
Commitment
Fair Value
Carval CLO XIII-C Ltd.
Structured Finance  Obligations - Equity
Instruments
10/08/2028
$ 1,556,250
$ –
Dropbox, Inc.
Delayed Draw Term Loan
03/15/2026
2,923,508
(11)
Dropbox, Inc.
Delayed Draw Term Loan
12/10/2026
4,556,826
–
Enstructure LLC
Delayed Draw Term Loan
06/10/2026
122,249
–
eResearchTechnology, Inc.
Delayed Draw Term Loan
01/17/2027
838,928
8,389
eResearchTechnology, Inc.
Revolver
10/17/2031
488,361
–
Galileo Parent, Inc.
Revolver
05/03/2029
350,706
–
Ground Penetrating Radar Systems LLC
Delayed Draw Term Loan
07/02/2027
972,772
7,296
Ground Penetrating Radar Systems LLC
Revolver
01/02/2032
519,802
3,394
IRI Group Holdings, Inc.
Revolver
12/01/2028
3,843,117
–
ISQ Hawkeye Holdco, Inc.
Delayed Draw Term Loan
08/20/2026
908,656
–
ISQ Hawkeye Holdco, Inc.
Revolver
08/20/2030
317,470
–
Jupiter Purchaser LLC
Delayed Draw Term Loan
11/08/2026
1,453,180
(3,669)
Odevo AB
Delayed Draw Term Loan
12/12/2027
1,157,239
27,132
Optus 1011. GmbH
Delayed Draw Term Loan
03/24/2028
932,287
21,530
Regatta Kilo
Structured Finance Obligations - Equity
Instruments
10/08/2028
940,625
–
Total Unfunded Commitments
$ 21,881,976
$ 64,061
(5) Position or portion thereof is an unfunded commitment, and no interest is being earned on the unfunded portion, although the investment may be subject to unused commitment fees. Negative cost and fair value results from unamortized fees, which are capitalized to the investment cost. The unfunded commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Fund’s unfunded commitments:
(6) All such securities are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of these securities is
$486,654,029 or 117.3% of the Fund’s net assets. The initial acquisition dates have been included for such securities.
(7) The interest rate floor on these investments as of September 30, 2025 was 1.00%.
(8) For unsettled positions the interest rate does not include the base rate.
(9) The interest rate floor on these investments as of September 30, 2025 was 0.75%.
(10) Income may be received in additional securities and/or cash.
(11) There are no interest rate floors on these investments.
(12) These loans are “last-out” portions of loans. The “last-out” portion of the Fund’s loan investment generally earns a higher interest rate than the “first-out” portion, and in exchange the “first-out” portion would generally receive priority with respect to payment principal, interest and any other amounts due thereunder over the “last-out” portion.
(13) The interest rate floor on these investments as of September 30, 2025 was 0.50%.
(14) Interest rate represents the effective yield of estimated future cash flows on the equity class of CLO vehicles using the effective yield method in accordance with GAAP.

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)

Consolidated Schedule of Investments | September 30, 2025
See Notes to Consolidated Schedule of Investments
Fair Value
as of May 1,
2025
Gross
Additions
Gross
Reductions
Net Change
in Unrealized
Appreciation
(Depreciation)
Net
Realized
Gain
(Loss)
Fair Value as
of September
30, 2025
Income
Controlled/Affiliated Investments
Fort Greene Reinsurance
Holdings LLC
Class A Common Units
$ —
$ 4,500,000
$ —
$ —
$ —
$ 4,500,000
$ —
Class A Preferred Units, A-1
—
1,500,000
—
—
—
1,500,000
24,167
Class A Preferred Units, A-2
—
6,500,000
—
—
—
6,500,000
59,583
Class A Preferred Units, A-3
—
16,000,000
—
—
—
16,000,000
4,889
Foundry Insurance Services
Ltd.
—
—
—
—
—
—
—
Non-Controlled/Affiliated Investments
Blackstone Private Credit Fund
Class I
—
175,000,000
—
(572,206)
—
174,427,794
4,020,945
Blackstone Private Real Estate
Credit and Income Fund
—
105,000,000
—
1,393,369
—
106,393,369
1,662,868
Pibb Member Holdings LLC
—
24,929,444
—
120,556
—
25,050,000
962,500
Total
$ —
$ 333,429,444
$ —
$ 941,719
$ —
$ 334,371,163
$ 6,734,952
(15) Under the 1940 Act, the Fund is generally deemed to “control” a portfolio company if the Fund owns more than 25% of its outstanding voting securities and/or has the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Fund is generally deemed an “affiliated person” of a portfolio company if the Fund owns 5% or more of the portfolio company’s outstanding voting securities. Shareholders will not bear duplicative fees on investments into investment companies or business development companies managed by the Adviser or its affiliates. As of September 30, 2025, the Fund’s controlled/affiliated and non-controlled/
affiliated investments were as follows:
(16) Additional information for the investments in other registered investment companies or business development companies (“Investee Fund”), including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
Foreign Currency Forward Contracts
Counterparty Currency Purchased Currency Sold Settlement Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank NA USD 313,582 SEK 2,939,676 12/18/2025 $ (518)
Cu r rency
EUR Euro
GBP British Pound
SEK Swedish Krona
USD United States Dollar

www.bmacx.com
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
NOTE 1. ORGANIZATION
Blackstone Private Multi-Asset Credit and Income Fund (“BMACX” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of its
Common Shares and operates as an interval fund that will offer to make quarterly repurchases of shares at least 5% and up to 25% of its Common
Shares at net asset value (“NAV”). Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares (in the aggregate across all share classes) at NAV (either by number of shares or aggregate NAV) subject to the approval of the Board of Trustees (the “Board” and individually, the “Trustees”).
The Fund currently offers four classes of shares of beneficial interest on a continuous basis: Class S Common Shares (“Class S Shares”), Class D
Common Shares (“Class D Shares”), Class I Common Shares (“Class I Shares”) and Class I Advisory Common Shares (“Class I Advisory Shares”
and, together with the Class S Shares, Class D Shares and Class I Shares, “Common Shares”). The Fund is authorized to issue an unlimited number of
Common Shares.
Blackstone Private Credit Strategies LLC (the “Adviser”), an affiliate of Blackstone Alternative Credit Advisors LP (collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. (“Blackstone”), “Blackstone Credit & Insurance” or
“BXCI”), acts as the Fund’s investment adviser. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the
“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for the day-to-day management of the Fund. The Fund operates under the direction of the Board of Trustees. The Fund has five Trustees, four of whom are not considered to be “interested persons” of the
Fund under the 1940 Act (“Independent Trustees”). The Independent Trustees are responsible for, among other things, reviewing the performance of the Adviser and approving the compensation paid to the Adviser and its affiliates.
The Fund’s investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by employing a flexible mandate and dynamically allocating assets across a wide range of credit and income-oriented strategies with a focus on private investments.
The Fund was organized as a Delaware statutory trust on July 26, 2024, pursuant to an Agreement and Declaration of Trust, governed by the laws of the
State of Delaware. The Fund had no operations from that date to January 31, 2025, other than those related to organizational matters and the registration of its Common Shares under applicable securities laws. The Adviser purchased 6,667 Class I Shares at a NAV of $15.00 per share on January 31, 2025.
On May 1, 2025, Class I Shares were sold at the initial offering price of $15.00 per share and the Fund commenced investment operations. Class S
Shares and Class I Advisory Shares were initially sold at the June 30, 2025 end of day NAV per share and commenced operations on July 1, 2025. As of September 30, 2025, Class S Shares, Class I Shares and Class I Advisory Shares were outstanding.
As of September 30, 2025, the Adviser owns 1,666,667 Class I Shares.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The Consolidated Schedule of Investments has been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“GAAP”) and is stated in U.S. dollars. As an investment company, the Fund applies the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”) issued by the Financial
Accounting Standards Board (“FASB”).
All intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the reporting date. Such amounts could differ from those estimates and such differences could be material. Assumptions and estimates regarding the valuation of investments involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the Consolidated Schedule of Investments. Actual results may ultimately differ from those estimates.
Consolidation
As provided under ASC 946, the Fund will not consolidate its investment in a company other than an investment company subsidiary or a controlled

7

Consolidated Schedule of Investments | September 30, 2025
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
operating company whose business consists of providing services to the Fund.
As of September 30, 2025, the Fund’s consolidated subsidiaries are BMACX C-1 LLC, BXCI Enstructure LLC, and BMACX Pibb LLC.
Investments
Valuation of Investments
The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.
The Fund values its investments in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date, and Rule 2a-5 under the 1940 Act.
Under ASC 820, fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5 under the 1940 Act, fair value means the value of a portfolio investment for which market quotations are not readily available. A market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.
In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under the Fund’s valuation procedures established by, and under the general supervision and responsibility of, the Board. The pricing of all
Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. These valuation approaches involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the investments or market and the investments’ complexity. The Board may modify the Fund’s valuation procedures from time to time.
Investments for which market quotations are readily available are typically valued at those market quotations. To validate market quotations, the
Adviser utilizes a number of factors to determine if the quotations are representative of fair value, including the source and number of the quotations.
To assess the continuing appropriateness of pricing sources and methodologies, the Adviser regularly performs price verification procedures and issues challenges as necessary to independent pricing services or brokers, and any differences are reviewed in accordance with the valuation procedures. The
Adviser does not adjust the prices unless it has a reason to believe market quotations are not reflective of the fair value of an investment.
As part of the valuation process, the Adviser generally takes into account relevant factors in determining the fair value of the Fund’s investments for which reliable market quotations are not readily available, including and in combination, as relevant: (i) the nature and realizable value of any collateral;
(ii) the underlying investment’s ability to make payments based on its earnings and cash flow; (iii) the markets in which the underlying investment does business; and (iv) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. When an external event such as a purchase transaction, public offering or subsequent equity or debt sale occurs, the Adviser, with the assistance of independent valuation firm(s), considers whether the pricing indicated by the external event corroborates its valuation.
Where prices or inputs are not available or, in the judgment of the Adviser, with assistance of independent valuation firm(s), determined to be not reliable, valuation techniques based on the facts and circumstances of the particular investment will be utilized. These valuation approaches involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the investments or market and the investments’ complexity. In the absence of observable, reliable market prices, the Fund values its investments using various valuation methodologies applied on a consistent basis.
An enterprise value (“EV”) analysis is generally performed to determine the value of equity investments, control debt investments and non-control debt investments that are credit-impaired, and to determine if debt investments are credit-impaired. The Adviser generally utilizes approaches including the market approach, the income approach or both approaches, as appropriate, when calculating EV. The primary method for determining EV for non-control investments, and control investments without reliable projections, uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s earnings before interest, taxes, depreciation and amortization or another key financial metric (e.g., such as revenues, cash flows or net income) (“Performance Multiple”). Performance Multiples are typically determined based upon a review of publicly-traded comparable companies and market comparable transactions, if any. The second method for determining EV (and primary method for control investments with reliable projections) uses a discounted cash flow analysis whereby future expected cash flows and the anticipated terminal value of the portfolio company are discounted to determine a present value using estimated discount rates. The income approach is generally used when the Adviser has visibility into the long-term projected cash flows of a portfolio company.
If debt investments are credit-impaired, which occurs when there is insufficient coverage under the enterprise value analysis through the respective investment’s position in the capital structure, the Adviser generally uses the enterprise value “waterfall” approach or a recovery method (if a liquidation

www.bmacx.com
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
or restructuring is deemed likely) to determine fair value. For debt investments that are not determined to be credit-impaired, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar investments and risk profiles. The Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the
Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable. The fair value of loans with call protection is generally capped at par plus applicable prepayment premium in effect at the measurement date.
Investments in other registered investment companies or business development companies (“Investee Fund”) are valued at the NAV reported by such vehicles with daily adjustments made by an independent valuation firm to account for estimated daily accruals of income and expenses, and market movements on an aggregate portfolio level.
ASC 820 prioritizes the use of observable market prices derived from such prices. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these securities. The three levels of the fair value hierarchy are as follows:
Level 1: Inputs to the valuation methodology are quoted prices available in active markets for identical instruments as of the reporting date.
The types of financial instruments included in Level 1 may include unrestricted securities, including equities and derivatives, listed in active markets.
Level 2: Inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. The types of financial instruments in this category may include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities and certain over-the-counter derivatives where the fair value is based on observable inputs.
Level 3: Inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the deter-
mination of fair value require significant management judgment or estimation. Financial instruments that are included in this category may include debt and equity investments in privately held entities, equity investments in Investee Funds, collateralized loan obligations (“CLOs”)
and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment, with the assistance of independent valuation firm(s), of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Transfers between levels, if any, are recognized at the beginning of the year in which the transfer occurs.
The Fund evaluates the source of the inputs, including any markets in which its investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. When an investment is valued based on prices provided by reputable dealers or pricing services (that is, broker quotes), the Fund subjects those prices to various criteria in making the determination as to whether a particular investment would qualify for treatment as a Level 2 or Level 3 investment.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period, and these differences could be material. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly-traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.
Cash and Cash Equivalents
Cash and cash equivalents represents cash on hand, cash held in banks, money market funds and liquid investments with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash and cash equivalents with financial institutions which, at times, may exceed the Federal Deposit Insurance Corporation insured limit. Cash and cash equivalents held by the Fund as of September 30, 2025 include cash equivalents that are categorized as Level 1 within the fair value hierarchy established by ASC 820.

9

Consolidated Schedule of Investments | September 30, 2025
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
Derivative Instruments
In the normal course of business, the Fund has commitments and risks resulting from its investment transactions, which may include those involving derivative instruments. Derivative instruments are measured in terms of the notional contract amount and derive their value based upon one or more underlying instruments. While the notional amount gives some indication of the Fund’s derivative activity, it generally is not exchanged but is only used as the basis on which interest and other payments are exchanged. Derivative instruments are subject to various risks similar to non-derivative instruments including market, credit, liquidity, and operational risks. The Fund manages these risks on an aggregate basis as part of its risk management process.
From time to time, the Fund may enter into forward currency contracts which is an obligation between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund utilizes forward currency contracts to economically hedge the currency exposure associated with certain foreign currency denominated assets and liabilities of the Fund. The use of forward currency contracts does not eliminate fluctuations in the price of the underlying investment the Fund has but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the exchange rates on the contract date and reporting date and are recorded as net change in unrealized appreciation (depreciation).
NOTE 3. FAIR VALUE MEASUREMENTS
The following tables present the fair value hierarchy of financial instruments as of September 30, 2025:
The following table presents investments in Investee Funds, by investment strategy, the unfunded commitment, and redemption restrictions put in place by the Investee Fund.
Level 1 Level 2 Level 3 Total
First Lien Debt $ — $ — $ 65,157,764 $ 65,157,764
Second Lien Debt — — 33,244,903 33,244,903
Subordinate & Other Debt — — 17,857,143 17,857,143
Structured Finance Obligations - Debt Instruments — — 2,769,235 2,769,235
Structured Finance Obligations - Equity Instruments — — 13,589,171 13,589,171
Equity and Other — — 73,214,650 73,214,650
Investee Funds — — 280,821,163 280,821,163
Total Investments $ — $ — $ 486,654,029 $ 486,654,029
Other Financial Instruments:
Unfunded Commitments
$ — $ — $ 64,061 $ 64,061
Total Other Financial Instruments $ — $ — $ 64,061 $ 64,061
Derivative Liabilities:
Foreign currency forward contracts $ — $ 518 $ — $ 518
Total Derivative Liabilities $ — $ 518 $ — $ 518
Investee Funds
Investee Fund
Strategy
Unfunded
Commitment
Redemption
Frequency
Redemption
Lock-up Period Fund Term Fair Value
Blackstone Private Credit Fund Corporate: direct
lending
$ – Quarterly
(1)
None Perpetual $ 174,427,794
Blackstone Private Real Estate Credit
and Income Fund
Real estate credit
and income
– Quarterly
(2)
None Perpetual 106,393,369
$ – $ 280,821,163
(1)
Up to 5% of common shares outstanding (either by number of shares or aggregate net asset value) as of the close of the previous calendar quarter, subject to approval by the
Investee Fund’s board of trustees. Shares that have not been outstanding for at least one year are repurchased at 98% of such net asset value.
(2)
Up to 5% of common shares outstanding (either by number of shares or aggregate net asset value) as of the close of the previous calendar quarter, subject to approval by the
Investee Fund’s board of trustees.

www.bmacx.com
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
The following tables present changes in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value as of
September 30, 2025 :
The following table presents quantitative information about the significant unobservable inputs of the Fund’s Level 3 financial instruments as of
September 30, 2025. This table is not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
(1)
Weighted averages are calculated based on fair value of investments.
The significant unobservable input used in the yield analysis is the discount rate based on comparable market yields. Significant increases in discount rates would result in a significantly lower fair value measurement. The significant unobservable input used for market quotations are broker quoted prices provided by independent pricing services. The significant unobservable input used in the estimate of net asset value is the prior month end net asset value per share. Significant decreases in quoted prices and net asset value per share would result in a significantly lower fair value measurement.
Fair value
as of May 1,
2025
Purchases of
investments
Proceeds
from sales of
investments
and principal
repayments
Accretion of
discount
(amortization
of premium)
Net
realized
gain
(loss)
Net change
in unrealized
appreciation
(depreciation)
Transfer
into
level 3
Transfer
out of
level 3
Fair value
as of
September
30, 2025
Net change
in unrealized
appreciation
(depreciation)
of financial
instruments still
held as of period end
a a a a a a a a a a a
First Lien Debt $ — $ 64,878,446 $ (166,179) $ 6,077 $ 699 $ 438,721 $ — $ — $ 65,157,764 $ 438,721
Second Lien Debt — 33,023,278 — 10,680 — 210,945 — — 33,244,903 210,945
Subordinate &
Other Debt — 17,857,143 — — — — — — 17,857,143 —
Structured Finance
Obligations
- Debt
Instruments — 2,770,322 — (2,621) — 1,534 — — 2,769,235 1,534
Structured Finance
Obligations
- Equity
Instruments — 13,437,095 (50,148) — — 202,224 — — 13,589,171 202,224
Equity and Other — 73,098,323 — 3,208 — 113,119 — — 73,214,650 113,119
Investee Funds — 280,000,000 — — — 821,163 — — 280,821,163 821,163
Total $ — $ 485,064,607 $ (216,327) $ 17,344 $ 699 $ 1,787,706 $ — $ — $ 486,654,029 $ 1,787,706
Other Financial Instruments:
Unfunded
Commitments — — — — — 64,061 — — 64,061 64,061
Total Other
Financial
Instruments $ — $ — $ — $ — $ — $ 64,061 $ — $ — $ 64,061 $ 64,061
Range
Fair value Valuation technique Unobservable input Low High
Weighted
average
(1)
First Lien Debt $ 65,157,764 Yield Analysis Discount Rate 7.53% 9.90% 8.47%
Second Lien Debt 33,244,903 Yield Analysis Discount Rate 9.20% 11.46% 9.96%
Subordinate & Other Debt 17,857,143 Yield Analysis Discount Rate 10.10% 10.10% 10.10%
Structured Finance Obligations - Debt Instruments 2,769,235 Market Quotations Broker Quoted Price 100.74
--
100.74
--
100.74
--
Structured Finance Obligations - Equity Instruments 12,461,046 Market Quotations Broker Quoted Price 63.96
--
96.84
--
82.15
--
1,128,125 Transaction Price N/A
13,589,171
Equity and Other 73,214,650 Yield Analysis Discount Rate 8.39% 10.75% 9.65%
Investee Funds 280,821,163 Estimated Net Asset Value Net Asset Value 25.09
--
25.61
--
25.29
--
Total
$ 486,654,029

11

Consolidated Schedule of Investments | September 30, 2025
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
September 30, 2025 (Unaudited)
Financial Instruments Not Carried at Fair Value
Debt
The following table presents the fair value measurements of the Fund’s debt obligations as of September 30, 2025 had they been accounted for at fair value:
The following table presents the categorization of the Fund’s debt obligations as of September 30, 2025 had they been accounted for at fair value within the fair value hierarchy:
Fair Value
Revolving Credit Facility $ 92,485,923
Fair Value
Level 1 $ –
Level 2 –
Level 3 92,485,923
Total debt $ 92,485,923